Intangible assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Internally developed software	85,928	171,801
Trademark	841	692
Supplier relationship	15,620	15,620

Accumulated amortization	(36,239)	(55,720)

Intangible assets, net	66,150	132,393